Accounting changes (Details) $ in Thousands	Dec. 31, 2018 CLP ($)
Disclosure Of Accounting Changes [Abstract]
Current assets	$ 1,905,102
Non-current assets	118,989,487
Current liabilities	0
Non-current liabilities	(27,149,456)
Total Shareholders' Equity	93,745,133
Non-controlling interests	(1,504,129)
Equity attributable to equity holders of the parent	$ 92,241,004